Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 13,512		$ 13,153		$ 11,989
Cost of sales, exclusive of depreciation and amortization	7,905	[1]	7,865	[1]	7,104
Selling, general and administrative	3,200		3,122		2,887
Depreciation	312		305		307
Amortization of Intangible Assets	109		120		123
Research and development – net (See Note 22)	453		428		392
Interest expense	210		210		189
Interest income	(39)		(42)		(34)
Asbestos settlement – net (See Notes 11 and 15)	12		12		12
Business restructuring (See Note 7)	208		0		0
Other charges (See Note 15)	224		63		74
Other earnings (See Note 19)	(139)		(152)		(173)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,057		1,222		1,108
Income tax expense (See Note 13)	221		260		347
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	836		962		761
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	228		250		119
Net income attributable to the controlling and noncontrolling interests	1,064		1,212		880
Less: net income attributable to noncontrolling interests	123		117		111
Net income (attributable to PPG)	941	[2]	1,095		769
Income (Loss) from Continuing Operations, Per Basic Share	$ 4.73		$ 5.45		$ 4.00
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 1.40		$ 1.51		$ 0.67
Income (Loss) from Continuing Operations Attributable to Parent	726		858		658
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 215		$ 237		$ 111
Earnings per common share (See Note 12)
Net Income (attributable to PPG) (in dollars per share)	$ 6.13		$ 6.96		$ 4.67
Income (Loss) from Continuing Operations, Per Diluted Share	$ 4.69		$ 5.40		$ 3.96
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 1.37		$ 1.47		$ 0.67
Earnings per common share – assuming dilution (See Note 12)
Net Income (attributable to PPG) (in dollars per share)	$ 6.06		$ 6.87		$ 4.63

[1]	Exclusive of depreciation and amortization.
[2]	First quarter 2012 includes charge of $163 million or $1.06 per diluted share related to restructuring (See Note 7, "Business Restructuring") and charge of $99 million or $0.64 per diluted share related to environmental remediation (See Note 15, "Commitments and Contingent Liabilities").